Taxation (Details) - Schedule of Reconciliation Between the Income Tax Credit (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Between the Income Tax Credit [Abstract]
Tax benefit at EIT tax rate, percentage	25.00%	25.00%	25.00%